First Trust Value Line Dividend Index Fund Performance Management - First Trust Value Line Dividend Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Return
Performance Narrative [Text Block]	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value for years 1, 5, 10 (as applicable) and since inception compared to those of the Index, a broad-based securities market index and two market indices. The Fund’s updated performance information is accessible on the Fund’s website at http://www.ftportfolios.com.On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line® Dividend Fund (the “Predecessor FVD Fund,” a closed-end fund), which had an inception date of August 19, 2003. The inception date total returns at net asset value include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVD Fund. Because the Fund's Index had an inception date of the Index was July 3, 2006, it was not in existence for all of the periods disclosed.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value for years 1, 5, 10 (as applicable) and since inception compared to those of the Index, a broad-based securities market index and two market indices.
Bar Chart [Heading]	First Trust Value Line® Dividend Index Fund <br/>Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnPeriod EndedBest Quarter12.32%December 31, 2022Worst Quarter-22.54%March 31, 2020
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for an index do not include expenses, which are deducted from Fund returns, or taxes.
Performance Availability Website Address [Text]	http://www.ftportfolios.com
First Trust Value Line Dividend Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.32%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020